Investments and Derivative Instruments (Mortgage Loans by Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans by Property Type
Carrying value	$ 6,711	$ 5,728
Percent of Total	100.00%	100.00%
Agricultural [Member]
Mortgage Loans by Property Type
Carrying value	142	249
Percent of Total	2.10%	4.30%
Industrial [Member]
Mortgage Loans by Property Type
Carrying value	2,079	1,747
Percent of Total	30.90%	30.50%
Lodging [Member]
Mortgage Loans by Property Type
Carrying value	81	93
Percent of Total	1.20%	1.60%
Multifamily [Member]
Mortgage Loans by Property Type
Carrying value	1,200	1,070
Percent of Total	17.90%	18.70%
Office [Member]
Mortgage Loans by Property Type
Carrying value	1,510	1,078
Percent of Total	22.50%	18.80%
Retail [Member]
Mortgage Loans by Property Type
Carrying value	1,460	1,234
Percent of Total	21.80%	21.50%
Other [Member]
Mortgage Loans by Property Type
Carrying value	$ 239	$ 257
Percent of Total	3.60%	4.60%